Other Income	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
Other Income
15.	Other income
Other income primarily comprised government grants which represent cash subsidies received from the PRC government by the Group entities and gains recognized for the transfer to third parties of the exclusive cooperation rights of broadcasters. Government grants are originally recorded as deferred revenue when received upfront. After all of the conditions specified in the grants have been met, the grants are recognized as other income.